INCOME TAX EXPENSE/(CREDIT) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current tax expense (income) and adjustments for current tax of prior periods [abstract]
PRC Income Tax	¥ 0	¥ 5,185	¥ 2,166
Over-provision of PRC Income Tax in prior year	0	0	0
Current tax expense (income) and adjustments for current tax of prior periods	0	5,185	2,166
Deferred tax expense	209	4,556	3,415
Tax expense (income), continuing operations	¥ 209	¥ 9,741	¥ 5,581